Accounts receivable, net	12 Months Ended
Sep. 30, 2022
Accounts receivable, net.
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	September 30,	September 30,
	2022	2021

Trade accounts receivable	$19,095,539	$12,375,425
Less: allowance for doubtful accounts	(330,990)	—
Accounts receivable, net	$18,764,549	$12,375,425

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products and biomass electricity are sold and delivered to customers.

The movement of allowance for doubtful accounts was as follows:

	September 30,	September 30,
	2022	2021
Balance at beginning of year	—	—
Addition to allowance for doubtful accounts	358,218	—
Translation adjustments	(27,228)	—
Balance at end of year	$330,990	—